S-K 1603(a) SPAC Sponsor	Jun. 08, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	CGC IV Sponsor LLC
Experience and Involvement in Other SPACs [Text Block]

CGC IV’s team has over 100 years of combined international private equity investing experience. Over the years, the CGC IV team has developed an extensive network of relationships, particularly in North America, Europe, South America and Asia, and an established record of innovative and opportunistic investing, consistent discipline and significant value creation for all stakeholders.

We believe our team has the required analytic, financial and operational expertise to complete a successful initial business combination and generate attractive risk-adjusted returns for our shareholders.

In December 2020, certain members of our management team formed CGC I, a blank check company formed for substantially similar purposes as our company. CGC I completed its initial public offering in February 2021, in which it sold 34,500,000 units, each unit consisting of one Class A ordinary share of CGC I and one-third of one warrant to purchase one Class A ordinary share of CGC I, for an offering price of $10.00 per unit, generating aggregate gross proceeds of $345,000,000. Certain members of our management team served on the management team of CGC I. In January 2023, CGC I completed its initial business combination and now operates as AlTi Global, Inc. (f/k/a Alvarium Tiedemann Holdings, Inc.) (“AlTi Global”), a leading independent, global wealth and asset manager that provides entrepreneurs, multi-generational families, institutions and emerging next-generation leaders with fiduciary capabilities as well as alternative investment strategies and strategic advisory services. 34,434,126 shares of the 34,500,000 ordinary shares of CGC I were tendered for redemption at the completion of its initial business combination. On June 5, 2026, the closing price of Class A common stock of AlTi Global was $2.98.

In October 2021, members of our management team formed CGC II, another blank check company formed for substantially similar purposes as our company. CGC II completed its initial public offering in May 2022, in which it sold 23,000,000 units, each unit consisting of one Class A ordinary share of CGC II and one-third of one warrant to purchase one Class A ordinary share of CGC II, for an offering price of $10.00 per unit, generating aggregate gross proceeds of $230,000,000. In October 2024, CGC II announced that it had entered into a non-binding letter of intent with a potential target with respect to its initial business combination. The October 2024 letter of intent was superseded by a non-binding October 2025 framework letter with PLXSUR Limited. PLXSUR Limited entered administration in January 2026. There is no guarantee that CGC II will be able to enter into a definitive business combination agreement with such potential target or, if such agreement is entered into, that it will ultimately be able to consummate a business combination with such potential target. On November 6, 2024, in consideration of a proposal to extend the term of CGC II, the Sponsor requested that shareholders of CGC II consider redemption of their shares. The holders of 17,514,537 shares voted in favor of the extension (more than 90% of votes cast) and the holders of 8,620,840 shares exercised their right to redeem their ordinary shares. On November 3, 2025, in consideration of a proposal to extend the term of CGC II, the holders of 8,863,937 shares voted in favor of the extension (more than 70% of votes cast) and the holders of 4,173,618 shares exercised their right to redeem their ordinary shares.

In October 2024, certain members of our management team formed CGC III, another blank check company formed for substantially similar purposes as our company. CGC III completed its initial public offering in May 2025, in which it sold 27,600,000 units, each unit consisting of one Class A ordinary share of CGC III and one-half of one warrant to purchase one Class A ordinary share of CGC III, for an offering price of $10.00 per unit, generating aggregate gross proceeds of $276,000,000. Certain members of our management team currently serve on the management team of CGC III. On December 17, 2025, CGC III announced that it has entered into a Business Combination Agreement with Fenway MS, Inc., a Delaware corporation, and Factorial Inc., a Delaware corporation (the “CGC III Business Combination Agreement”). On June 5, 2026, CGC III consummated the business combination contemplated under the CGC III Business Combination Agreement, and the post-combination company’s common stock currently trades on Nasdaq under the ticker symbol “FAC”.

We believe that potential sellers of target businesses will view the fact that our team has negotiated and effected business combinations and merger agreements from both the SPAC perspective and the target perspective as a positive factor in considering whether or not to enter into a business combination with us. However, past performance of our management team, Cartesian or its affiliates is not a guarantee of either the ability to successfully identify and consummate an initial business combination or the success of the resulting company. You should not rely on the historical record of our management or Cartesian or its affiliates as indicative of future performance. See “Risk Factors — General Risk Factors — Past performance by our management team and their respective affiliates, including investments and transactions in which they have participated and businesses with which they have been associated, may not be indicative of future performance of an investment in the company.”

SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Form of Organization	Limited Liability Company